                                                              December 14, 2001

VIA EDGAR SUBMISSION
--------------------

Filing Desk
Securities & Exchange Commission
450 Fifth Street
Judiciary Plaza
Washington, D.C. 20549

         Re:      Certification Filing on behalf of American Skandia Advisor Funds, Inc.
                  Pursuant to Rule 497(j)
                  Registration No. 333-23017
                  Investment Company Act No. 811-08085
                  CIK # 1035018
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Dear Sir/Madam:

         We hereby  certify,  pursuant to paragraph (j) of Rule 497, that: (1) the form of Prospectus and Statement of  Additional  Information  of American  Skandia  Advisor  Funds,  Inc.  ("ASAF") that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent  post-effective  amendment to the  ASAF  registration  statement  (Post-Effective  Amendment  No.  18);  and  (2) the  text of  Post-Effective
Amendment No. 18 to the ASAF  Registration  Statement was filed  electronically  with the  Securities  and Exchange
Commission on December 10, 2001.

         If you have any  questions,  please do not  hesitate to contact me at (203)  944-5332.  Thank you for your attention.

                                                              Sincerely,

                                                              /s/ Susann A. Palumbo
                                                              Paralegal

cc:  Mary A. Cole, Esq.
     Robert K. Fulton, Esq.